Supplementary Oil And Gas Information (Net Proved Reserves) (Details)	12 Months Ended
	Dec. 31, 2013 MMcf		Dec. 31, 2012 MMcf		Dec. 31, 2011 MMcf
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	8,792,000	[1],[2]	12,840,000	[1],[2]	13,300,000	[1],[2]
Revisions of previous estimates	(618,000)	[1],[2],[3]	(3,198,000)	[1],[2],[4]	(201,000)	[1],[2]
Extensions and discoveries	981,000	[1],[2]	976,000	[1],[2]	1,947,000	[1],[2]
Purchase of reserves in place	7,000	[1],[2]	46,000	[1],[2]	95,000	[1],[2]
Sale of reserves in place	(296,000)	[1],[2]	(782,000)	[1],[2]	(1,085,000)	[1],[2]
Production	(1,014,000)	[1],[2]	(1,090,000)	[1],[2]	(1,216,000)	[1],[2]
End of year	7,852,000	[1],[2]	8,792,000	[1],[2]	12,840,000	[1],[2]
Developed	5,363,000	[1],[2]	5,613,000	[1],[2]	6,809,000	[1],[2]
Undeveloped	2,489,000	[1],[2]	3,179,000	[1],[2]	6,031,000	[1],[2]
Total	7,852,000	[1],[2]	8,792,000	[1],[2]	12,840,000	[1],[2]
Oil and NGLs
Reserve Quantities [Line Items]
Beginning of year	210.0	[1],[2]	133.2	[1],[2]	92.5	[1],[2]
Revisions of previous estimates	(24.3)	[1],[2],[3]	28.9	[1],[2],[4]	31.6	[1],[2]
Extensions and discoveries	55.8	[1],[2]	65.1	[1],[2]	23.6	[1],[2]
Purchase of reserves in place	0.6	[1],[2]	0.1	[1],[2]	0.3	[1],[2]
Sale of reserves in place	(1.6)	[1],[2]	(6.0)	[1],[2]	(6.0)	[1],[2]
Production	(19.7)	[1],[2]	(11.3)	[1],[2]	(8.8)	[1],[2]
End of year	220.8	[1],[2]	210.0	[1],[2]	133.2	[1],[2]
Developed	116.3	[1],[2]	90.9	[1],[2]	64.0	[1],[2]
Undeveloped	104.5	[1],[2]	119.1	[1],[2]	69.2	[1],[2]
Total	220.8	[1],[2]	210.0	[1],[2]	133.2	[1],[2]
Canada [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	4,550,000	[1],[2]	6,329,000	[1],[2]	6,117,000	[1],[2]
Revisions of previous estimates	(256,000)	[1],[2],[3]	(1,497,000)	[1],[2],[4]	3,000	[1],[2]
Extensions and discoveries	499,000	[1],[2]	638,000	[1],[2]	826,000	[1],[2]
Purchase of reserves in place			38,000	[1],[2]	72,000	[1],[2]
Sale of reserves in place	(295,000)	[1],[2]	(461,000)	[1],[2]	(158,000)	[1],[2]
Production	(523,000)	[1],[2]	(497,000)	[1],[2]	(531,000)	[1],[2]
End of year	3,975,000	[1],[2]	4,550,000	[1],[2]	6,329,000	[1],[2]
Developed	2,744,000	[1],[2]	2,985,000	[1],[2]	3,523,000	[1],[2]
Undeveloped	1,231,000	[1],[2]	1,565,000	[1],[2]	2,806,000	[1],[2]
Total	3,975,000	[1],[2]	4,550,000	[1],[2]	6,329,000	[1],[2]
Canada [Member] | Oil and NGLs
Reserve Quantities [Line Items]
Beginning of year	101.6	[1],[2]	95.0	[1],[2]	54.3	[1],[2]
Revisions of previous estimates	(7.0)	[1],[2],[3]	(10.0)	[1],[2],[4]	32.3	[1],[2]
Extensions and discoveries	28.2	[1],[2]	25.9	[1],[2]	18.2	[1],[2]
Purchase of reserves in place					0.2	[1],[2]
Sale of reserves in place	(1.5)	[1],[2]	(2.2)	[1],[2]	(4.7)	[1],[2]
Production	(11.1)	[1],[2]	(7.1)	[1],[2]	(5.3)	[1],[2]
End of year	110.2	[1],[2]	101.6	[1],[2]	95.0	[1],[2]
Developed	61.1	[1],[2]	47.8	[1],[2]	39.6	[1],[2]
Undeveloped	49.1	[1],[2]	53.8	[1],[2]	55.4	[1],[2]
Total	110.2	[1],[2]	101.6	[1],[2]	95.0	[1],[2]
United States [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	4,242,000	[1],[2]	6,511,000	[1],[2]	7,183,000	[1],[2]
Revisions of previous estimates	(362,000)	[1],[2],[3]	(1,701,000)	[1],[2],[4]	(204,000)	[1],[2]
Extensions and discoveries	482,000	[1],[2]	338,000	[1],[2]	1,121,000	[1],[2]
Purchase of reserves in place	7,000	[1],[2]	8,000	[1],[2]	23,000	[1],[2]
Sale of reserves in place	(1,000)	[1],[2]	(321,000)	[1],[2]	(927,000)	[1],[2]
Production	(491,000)	[1],[2]	(593,000)	[1],[2]	(685,000)	[1],[2]
End of year	3,877,000	[1],[2]	4,242,000	[1],[2]	6,511,000	[1],[2]
Developed	2,619,000	[1],[2]	2,628,000	[1],[2]	3,286,000	[1],[2]
Undeveloped	1,258,000	[1],[2]	1,614,000	[1],[2]	3,225,000	[1],[2]
Total	3,877,000	[1],[2]	4,242,000	[1],[2]	6,511,000	[1],[2]
United States [Member] | Oil and NGLs
Reserve Quantities [Line Items]
Beginning of year	108.4	[1],[2]	38.2	[1],[2]	38.2	[1],[2]
Revisions of previous estimates	(17.3)	[1],[2],[3]	38.9	[1],[2],[4]	(0.7)	[1],[2]
Extensions and discoveries	27.6	[1],[2]	39.2	[1],[2]	5.4	[1],[2]
Purchase of reserves in place	0.6	[1],[2]	0.1	[1],[2]	0.1	[1],[2]
Sale of reserves in place	(0.1)	[1],[2]	(3.8)	[1],[2]	(1.3)	[1],[2]
Production	(8.6)	[1],[2]	(4.2)	[1],[2]	(3.5)	[1],[2]
End of year	110.6	[1],[2]	108.4	[1],[2]	38.2	[1],[2]
Developed	55.2	[1],[2]	43.1	[1],[2]	24.4	[1],[2]
Undeveloped	55.4	[1],[2]	65.3	[1],[2]	13.8	[1],[2]
Total	110.6	[1],[2]	108.4	[1],[2]	38.2	[1],[2]
Change Due to Change in Prices [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	2,233,000		(4,589,000)
Change Due to Technical Revisions [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates			1,391,000
Change Due to Undeveloped Reserve Bookings[Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(2,872,000)

[1]	Definitions:a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests.b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations. c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well.d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.
[2]	Encana does not file any estimates of total net proved natural gas, oil and NGL reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.
[3]	In 2013, revisions and improved recovery for natural gas included a reduction of 2,872 Bcf due to lower proved undeveloped reserves bookings, partially offset by additions of 2,233 Bcf due to significantly higher 12-month average trailing natural gas prices and minor positive revisions.
[4]	In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.